Key management personnel compensation (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Key Management Personnel Compensation
Schedule of Key Management Personnel

Key management personnel remuneration included within employee expenses for the three and six months ended 31 December 2024 and 2023 is shown below:

	Three Months Ended 31 December
	2024	2023
	AUD$	AUD$
Short-term employee benefits	$111,000	$90,000
Post-employment benefits	$12,765	$9,900
Total	$123,765	$99,900

	Six Months Ended 31 December
	2024	2023
	AUD$	AUD$
Short-term employee benefits	$242,154	$123,602
Post-employment benefits	$27,848	$13,260
Total	$270,002	$136,862

Key management personnel remuneration included within employee expenses for the year is shown below:

	2024	2023
	AUD$	AUD$
Short-term employee benefits	236,154	134,407
Post-employment benefits	27,158	13,441
	263,312	147,848